COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	$ 521,250	$ 455,579
General and administrative expenses	41,440	29,465
Interest expense and other financing costs	78,717	50,967
Other costs and expenses, net	80,609	73,979
Fair value losses on investment properties, net	172,676	219,728
Fair value losses (gains) on financial instruments, net	17,296	(11,383)
Loss on sale of investment properties	1,505	666
Income before income taxes	129,007	92,157
Income tax recovery	(9,489)	(63,665)
Net income	138,496	155,822
Less net income attributable to non-controlling interests	1,834	54
Net income attributable to stapled unitholders	136,662	155,768
Additions to income-producing properties	(59,825)	(54,933)
Additions to properties under development	(71,132)	(212,245)
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	521,250	455,579
General and administrative expenses	41,440	29,465
Interest expense and other financing costs	78,717	50,967
Other costs and expenses, net	80,609	73,979
Fair value losses on investment properties, net	172,676	219,728
Fair value losses (gains) on financial instruments, net	17,296	(11,383)
Loss on sale of investment properties	1,505	666
Income before income taxes	129,007	92,157
Income tax recovery	(9,489)	(63,665)
Net income	138,496	155,822
Less net income attributable to non-controlling interests	1,835	56
Net income attributable to stapled unitholders	136,661	155,766
Additions to income-producing properties	(59,825)	(54,933)
Additions to properties under development	(71,132)	(212,245)
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	(1)	(2)
Income before income taxes	1	2
Net income	1	2
Net income attributable to stapled unitholders	1	2
Eliminations/ Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	1	2
Income before income taxes	(1)	(2)
Net income	(1)	(2)
Less net income attributable to non-controlling interests	$ (1)	$ (2)